Income Taxes (Details) - Schedule of Current and Deferred Portions of the Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current and Deferred Portions of the Income Tax Expense [Abstract]
Current	$ 1,058	$ 3,419	$ 53,239
Deferred			1,128
Income tax expense	$ 1,058	$ 3,419	$ 54,367